Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 274	$ 409	$ 314	$ 546
Cost of revenues	459	448	797	851
Gross loss	(185)	(39)	(483)	(305)
Operating Expenses:
Research and development, net	8,216	7,914	17,909	17,311
Sales and marketing	1,297	1,365	2,678	2,818
General and administrative	1,782	2,296	3,771	3,940
Total operating expenses	11,295	11,575	24,358	24,069
Operating loss	(11,480)	(11,614)	(24,841)	(24,374)
Financing expenses (Income) net	(1,322)	132	865	177
Net loss	$ (10,158)	$ (11,746)	$ (23,976)	$ (24,551)
Basic net loss per ordinary share (in Dollars per share)	$ (0.09)	$ (0.15)	$ (0.23)	$ (0.31)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	112,196,403	80,578,820	104,497,312	79,377,515
Diluted net loss per ordinary share (in Dollars per share)	$ (0.09)	$ (0.19)	$ (0.23)	$ (0.39)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	112,196,403	64,204,137	104,497,312	63,390,411